Invested assets and net new money	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of InvestedAssets And Net New Money Explanatory
Note 32

Invested assets and net new money
The following disclosures provide a bre

akdown of UBS’s invested
assets and a

presentation of their

development, including net

new
money,

as

required

by

the

Swiss

Financial

Market

Supervisory
Authority.
Invested assets
Invested assets

consist of

all client

assets managed

by or

deposited
with

UBS

for

investment

purposes.

Invested

assets

include
managed fund assets, managed institutional assets, discretionary
and

advisory

wealth management

portfolios,

fiduciary

deposits,
time

deposits,

savings

accounts,

and

wealth

management
securities

or

brokerage

accounts.

All

assets

held

for

purely
transactional

purposes

and

custody-only

assets,

including
corporate

client

assets

held

for

cash

management

and
transactional purposes, are excluded

from invested assets, as

the
Group only

administers the

assets and

does not

offer advice

on
how

they

should

be

invested.

Also

excluded

are

non-bankable
assets (e.g.,

art collections)

and deposits

from

third-party

banks
for funding or trading purposes.
Discretionary

assets

are

defined

as

client

assets

that

UBS
decides how to invest. Other invested assets are

those where the
client

ultimately

decides

how

the

assets

are

invested.

When

a
single

product

is

created

in

one

business

division

and

sold

in
another, it is counted in both

the business division managing the
investment

and

the

one

distributing

it.

This

results

in

double
counting

within

UBS

total

invested

assets,

as

both

business
divisions are independently providing a

service to their respective
clients, and both add value and generate revenue.
Net new money
Net new

money in

a reporting

period is

the amount

of invested
assets

entrusted

to

UBS

by

new

and

existing

clients,

less

those
withdrawn

by

existing

clients

and

clients

who

terminated
relationships

with UBS.
Net new

money is

calculated using

the direct

method, under
which

inflows

and

outflows

to
  /
from

invested

assets

are
determined at the client level,

based on transactions. Interest and
dividend income from invested

assets are not counted as net new
money inflows. Market and currency movements,

as well as

fees,
commissions

and interest on loans

charged,

are excluded from

net
new

money,

as

are

effects

resulting

from

any

acquisition

or
divestment

of

a

UBS

subsidiary

or

business.

Reclassifications
between invested assets

and custody-only assets as

a

result of

a
change in service level

delivered are generally treated as net

new
money flows.

However, where the change in

service level directly
results

from an

externally

imposed

regulation

or a

strategic

decision
by UBS

to exit

a market

or specific

service

offering,

the one-time

net
effect is

reported as
Other effects
.
The

Investment

Bank

does

not track

invested

assets

and

net
new

money.

However,

when

a

client

is

transferred

from

the
Investment Bank

to another

business division,

this may

produce
net new

money even though

the client assets

were already with
UBS.
Invested

assets and net new money
As of or for the year ended
USD billion 31.12.21 31.12.20
Fund assets managed by UBS 419 397
Discretionary assets 1,705 1,459
Other invested assets 2,472 2,331
Total invested assets
1
4,596 4,187
of which: double counts 356 311
Net new money
1
159 127
1 Includes double counts.
Development of invested assets
USD billion 2021 2020
Total invested assets at the beginning of the year
1
4,187 3,607
Net new money 159 127
Market movements
2
339 359
Foreign currency translation (65) 96
Other effects (24) (1)
of which: acquisitions / (divestments) (5) 0
Total invested assets at the end of the year
1
4,596 4,187
1 Includes double counts.

2 Includes interest and dividend income.

UBS AG
Entity [Table]
Disclosure Of InvestedAssets And Net New Money Explanatory
Note 32

Invested assets and net new money
The

following

disclosures

provide
a
breakdown

of

UBS
  AG ’s
invested assets

and a

presentation of their

development, including
net

new

money,

as

required

by

the

Swiss

Financial

Market
Supervisory Authority.

Invested assets
Invested assets

consist of

all client

assets managed

by or

deposited
with

UBS

AG

for

investment

purposes.

Invested

assets

include
managed fund assets, managed institutional assets, discretionary
and

advisory

wealth management

portfolios,

fiduciary

deposits,
time

deposits,

savings

accounts,

and

wealth

management
securities

or

brokerage

accounts.

All

assets

held

for

purely
transactional

purposes

and

custody-only

assets,

including
corporate

client

assets

held

for

cash

management

and
transactional purposes, are excluded

from invested assets, as

the
Group only

administers the

assets and

does not

offer advice

on
how

they

should

be

invested.

Also

excluded

are

non-bankable
assets (e.g.,

art collections)

and deposits

from

third-party

banks
for funding or trading purposes.
Discretionary assets

are

defined as

client assets

that UBS

AG
decides how to invest. Other invested assets are

those where the
client

ultimately

decides

how

the

assets

are

invested.

When

a
single

product

is

created

in

one

business

division

and

sold

in
another, it is counted in both

the business division managing the
investment

and

the

one

distributing

it.

This

results

in

double
counting

within UBS

AG total

invested

assets, as

both business
divisions are independently providing a

service to their respective
clients, and both add value and generate revenue.
Net new money
Net new

money in

a reporting

period is

the amount

of invested
assets entrusted to UBS AG

by new and existing

clients, less those
withdrawn

by

existing

clients

and

clients

who

terminated
relationships

with UBS AG.
Net new

money is

calculated using

the direct

method, under
which

inflows

and

outflows

to
  /
from

invested

assets

are
determined at the client level,

based on transactions. Interest and
dividend income from invested

assets are not counted as net new
money inflows. Market and currency movements,

as well as

fees,
commissions

and interest on loans

charged,

are excluded from

net
new

money,

as

are

effects

resulting

from

any

acquisition

or
divestment of

a

UBS

AG

subsidiary or

business. Reclassifications
between invested assets

and custody-only assets as

a

result of

a
change in service level

delivered are generally treated as net

new
money flows.

However, where the change in

service level directly
results

from an

externally

imposed

regulation

or a

strategic

decision
by UBS

AG to

exit a

market

or specific

service

offering,

the one-time
net effect

is reported

as
Other effects
.
The

Investment

Bank

does

not track

invested

assets

and

net
new

money.

However,

when

a

client

is

transferred

from

the
Investment Bank

to another

business division,

this may

produce
net new

money even though

the client assets

were already with
UBS AG.
Invested assets and net new money
As of or for the year ended
USD billion 31.12.21 31.12.20
Fund assets managed by UBS 419 397
Discretionary assets 1,705 1,459
Other invested assets 2,472 2,331
Total invested assets
1
4,596 4,187
of which: double counts 356 311
Net new money
1
159 127
1 Includes double counts.
Development of invested assets
USD billion 2021 2020
Total invested assets at the beginning of the year
1
4,187 3,607
Net new money 159 127
Market movements
2
339 359
Foreign currency translation (65) 96
Other effects (24) (1)
of which: acquisitions / (divestments) (5) 0
Total invested assets at the end of the year
1
4,596 4,187
1 Includes double counts.

2 Includes interest and dividend income.